UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Courtney R. Taylor
American Funds Mortgage Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®
Investment portfolio

May 31, 2012
 unaudited

Bonds & notes — 90.91%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 89.11%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 86.91%
Fannie Mae 3.308% 20172	$344	$372
Fannie Mae 3.50% 2025	2,949	3,117
Fannie Mae 3.50% 2025	1,124	1,205
Fannie Mae 3.50% 2025	826	873
Fannie Mae 4.00% 2025	2,342	2,489
Fannie Mae 3.00% 2026	6,120	6,417
Fannie Mae 3.00% 2026	3,155	3,310
Fannie Mae 3.00% 2026	2,557	2,683
Fannie Mae 3.00% 2026	972	1,020
Fannie Mae 3.50% 2026	2,933	3,100
Fannie Mae 3.50% 2026	1,592	1,682
Fannie Mae 4.50% 2026	6,663	7,165
Fannie Mae 3.00% 20273	30,362	31,795
Fannie Mae 5.00% 2035	14,974	16,233
Fannie Mae 5.00% 2036	8,276	8,973
Fannie Mae 6.50% 2037	4,912	5,565
Fannie Mae 5.00% 2038	1,264	1,371
Fannie Mae 6.00% 2038	10,716	11,834
Fannie Mae 5.50% 2039	1,323	1,443
Fannie Mae 6.00% 2039	1,162	1,283
Fannie Mae 3.243% 20402	3,301	3,475
Fannie Mae 3.563% 20402	1,431	1,511
Fannie Mae 4.00% 2040	1,448	1,563
Fannie Mae 4.50% 2040	12,387	13,338
Fannie Mae 4.50% 2040	1,967	2,118
Fannie Mae 4.50% 2040	1,347	1,477
Fannie Mae 4.50% 2040	390	428
Fannie Mae 4.50% 2040	351	385
Fannie Mae 4.50% 2040	117	128
Fannie Mae 4.50% 2040	78	85
Fannie Mae 5.00% 2040	8,268	9,003
Fannie Mae 3.50% 2041	3,928	4,130
Fannie Mae 3.752% 20412	4,474	4,731
Fannie Mae 4.00% 2041	9,767	10,417
Fannie Mae 4.00% 2041	2,481	2,678
Fannie Mae 4.50% 2041	24,472	26,352
Fannie Mae 4.50% 2041	7,808	8,615
Fannie Mae 4.50% 2041	7,457	8,041
Fannie Mae 4.50% 2041	3,284	3,541
Fannie Mae 4.50% 2041	2,634	2,840
Fannie Mae 4.50% 2041	2,480	2,674
Fannie Mae 4.50% 2041	2,291	2,470
Fannie Mae 4.50% 2041	1,996	2,189
Fannie Mae 4.50% 2041	1,440	1,579
Fannie Mae 4.50% 2041	1,060	1,162
Fannie Mae 4.50% 2041	283	310
Fannie Mae 4.50% 2041	195	214
Fannie Mae 3.50% 20423	21,400	22,477
Fannie Mae 3.50% 2042	5,562	5,867
Fannie Mae 3.50% 2042	1,922	2,028
Fannie Mae 4.00% 20423	18,380	19,529
Fannie Mae 4.50% 20423	3,500	3,756
Fannie Mae 5.50% 20423	15,345	16,728
Fannie Mae 6.00% 20423	15,683	17,264
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	475	484
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	425	441
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	425	452
Government National Mortgage Assn. 4.00% 2032	1,446	1,546
Government National Mortgage Assn. 4.00% 2032	1,203	1,308
Government National Mortgage Assn. 5.50% 2034	1,484	1,628
Government National Mortgage Assn. 5.50% 2034	1,169	1,283
Government National Mortgage Assn. 5.50% 2035	3,967	4,347
Government National Mortgage Assn. 5.50% 2035	1,445	1,583
Government National Mortgage Assn. 6.00% 2035	1,670	1,859
Government National Mortgage Assn. 5.50% 2036	1,007	1,100
Government National Mortgage Assn. 5.50% 2037	1,263	1,379
Government National Mortgage Assn. 6.50% 2037	612	692
Government National Mortgage Assn. 5.00% 2038	2,282	2,528
Government National Mortgage Assn. 5.50% 2038	3,498	3,893
Government National Mortgage Assn. 5.50% 2038	1,807	1,970
Government National Mortgage Assn. 5.50% 2038	1,588	1,732
Government National Mortgage Assn. 5.50% 2038	1,476	1,609
Government National Mortgage Assn. 5.50% 2038	1,018	1,110
Government National Mortgage Assn. 6.00% 2038	3,582	4,027
Government National Mortgage Assn. 6.00% 2038	1,980	2,185
Government National Mortgage Assn. 6.00% 2038	1,745	1,925
Government National Mortgage Assn. 6.00% 2038	1,127	1,243
Government National Mortgage Assn. 6.50% 2038	1,526	1,726
Government National Mortgage Assn. 6.50% 2038	1,381	1,560
Government National Mortgage Assn. 6.50% 2038	1,211	1,361
Government National Mortgage Assn. 4.50% 2039	4,395	4,830
Government National Mortgage Assn. 4.50% 2039	2,019	2,220
Government National Mortgage Assn. 5.50% 2039	1,426	1,555
Government National Mortgage Assn. 5.50% 2039	1,142	1,245
Government National Mortgage Assn. 6.00% 2039	8,893	9,812
Government National Mortgage Assn. 6.00% 2039	3,611	3,984
Government National Mortgage Assn. 3.50% 2040	3,260	3,488
Government National Mortgage Assn. 5.00% 2040	2,246	2,449
Government National Mortgage Assn. 3.50% 2041	14,024	14,994
Government National Mortgage Assn. 3.50% 2041	1,472	1,575
Government National Mortgage Assn. 4.00% 2041	2,009	2,158
Government National Mortgage Assn. 4.50% 2041	2,184	2,354
Government National Mortgage Assn. 5.00% 2041	4,137	4,450
Government National Mortgage Assn. 6.50% 2041	1,585	1,822
Government National Mortgage Assn. 3.50% 20423	6,600	7,049
Government National Mortgage Assn. 4.00% 2042	5,918	6,474
Government National Mortgage Assn. 4.00% 2042	1,717	1,836
Freddie Mac 3.00% 2026	1,404	1,471
Freddie Mac 5.50% 2037	1,164	1,269
Freddie Mac 5.50% 2037	661	719
Freddie Mac 5.00% 2038	4,247	4,580
Freddie Mac 5.50% 2038	13,409	14,585
Freddie Mac 5.50% 2038	3,488	3,794
Freddie Mac 6.00% 2038	5,865	6,462
Freddie Mac 6.00% 2038	1,900	2,093
Freddie Mac 3.811% 20392	3,120	3,306
Freddie Mac 5.50% 2039	2,993	3,257
Freddie Mac 5.50% 2039	1,659	1,805
Freddie Mac 6.00% 2039	1,054	1,160
Freddie Mac 3.078% 20402	359	376
Freddie Mac 2.838% 20412	559	584
Freddie Mac 3.253% 20412	3,899	4,096
Freddie Mac 3.406% 20412	391	412
Freddie Mac 4.00% 2041	2,175	2,314
Freddie Mac 5.00% 2041	1,488	1,653
Freddie Mac 6.00% 20423	9,610	10,570
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	448	452
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	221	227
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	300	333
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	199	206
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	850	879
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	350	364
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	236	254
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	317	331
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	427	453
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,740	2,924
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	299	323
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020	400	455
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	425	445
National Credit Union Administration, Series 2010-R2, Class 1A, 0.609% 20172	96	96
National Credit Union Administration, Series 2011-R2, Class 1A, 0.639% 20202	297	298
National Credit Union Administration, Series 2011-R3, Class 1A, 0.639% 20202	244	244
National Credit Union Administration, Series 2011-R1, Class 1A, 0.689% 20202	179	179
		505,268

OTHER MORTGAGE-BACKED SECURITIES1 — 2.20%
Bank of Nova Scotia 1.45% 20134	500	506
Bank of Nova Scotia 1.25% 20144	400	404
Bank of Nova Scotia 2.15% 20164	350	365
Bank of Nova Scotia 1.75% 20174	425	434
Bank of Montreal 1.30% 20144	550	558
Bank of Montreal 2.625% 20164	650	687
Barclays Bank PLC 2.50% 20154	550	546
Barclays Bank PLC 2.25% 20174	375	375
National Bank of Canada 1.65% 20144	500	509
National Bank of Canada 2.20% 20164	350	365
UBS AG 1.875% 20154	400	404
UBS AG 2.25% 20174	450	455
Northern Rock PLC 5.625% 20174	725	794
HSBC Bank PLC 1.625% 20144	700	701
Swedbank Hypotek AB 2.125% 20164	325	329
Swedbank Hypotek AB 2.95% 20164	300	313
Nationwide Building Society, Series 2007–2, 5.50% 20124	575	578
Australia & New Zealand Banking Group Ltd. 2.40% 20164	500	515
Credit Suisse Group AG 2.60% 20164	500	515
Nordea Eiendomskreditt AS 2.125% 20174	500	506
HBOS Treasury Services PLC 5.25% 20174	425	473
Commonwealth Bank of Australia 2.25% 20174	425	438
Canadian Imperial Bank 2.75% 20164	400	424
Sparebank 1 Boligkreditt AS 2.625% 20164	400	413
Toronto-Dominion Bank 1.625% 20164	400	408
Westpac Banking Corp. 2.45% 20164	375	387
Caisse Centrale Desjardins 1.60% 20174	350	354
		12,756

Total mortgage-backed obligations		518,024

FEDERAL AGENCY BONDS & NOTES — 1.69%
Freddie Mac 0.375% 2014	5,550	5,559
Freddie Mac 1.75% 2015	2,575	2,675
Federal Home Loan Bank 4.125% 2020	1,350	1,607
		9,841

MUNICIPALS — 0.11%
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	350	385
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, Alternative Minimum Tax, 5.15% 2034	260	272
		657

Total bonds & notes (cost: $518,660,000)		528,522

Short-term securities — 30.21%

U.S. Treasury Bills 0.07%–0.14% due 8/2–8/23/2012	28,600	28,598
Freddie Mac 0.14%–0.19% due 1/11–4/23/2013	22,700	22,667
Federal Farm Credit Banks 0.15% due 10/18/2012	14,000	13,993
Federal Home Loan Bank 0.07%–0.18% due 6/1–7/20/2012	13,100	13,099
Procter & Gamble Co. 0.12% due 6/29–7/6/20124	12,300	12,298
General Electric Co. 0.13% due 6/1/2012	12,100	12,100
eBay Inc. 0.14% due 6/26/20124	11,800	11,799
Merck & Co. Inc. 0.11% due 6/18/20124	10,700	10,699
NetJets Inc. 0.11% due 6/19/20124	10,000	10,000
Abbott Laboratories 0.12% due 6/27/20124	9,200	9,200
Walt Disney Co. 0.11% due 6/25/20124	7,300	7,299
Variable Funding Capital Company LLC 0.17% due 6/26/20124	7,000	6,999
Fannie Mae 0.12% due 7/16/2012	6,200	6,199
John Deere Credit Ltd. 0.15% due 6/21/20124	3,500	3,500
Coca-Cola Co. 0.22% due 10/4/20124	3,200	3,197
Chariot Funding, LLC 0.20% due 6/26/20124	2,800	2,800
Google Inc. 0.11% due 6/18/20124	1,200	1,200

Total short-term securities (cost: $175,644,000)		175,647

Total investment securities (cost: $694,304,000)		704,169
Other assets less liabilities		(122,778)

Net assets		$581,391

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $91,747,000, which represented 15.78% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,042
Gross unrealized depreciation on investment securities	(178)
Net unrealized appreciation on investment securities	9,864
Cost of investment securities for federal income tax purposes	694,305

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-942-0712O-S32913

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: July 27, 2012